Borrowings - Financing VIEs (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Securities Financing Transaction [Line Items]
Short-term borrowings	$ 19,856	$ 29,573
Long-term borrowings	152,401	154,393
Total	172,257	183,966
Cash	5,011	5,873
Other assets	8,273	8,658
Assets and Liabilities of Consolidated Variable Interest Entities [Member]
Securities Financing Transaction [Line Items]
Short-term borrowings	9,551	21,313
Long-term borrowings	131,518	134,533
Total	141,069	155,846
Loans	147,131	160,498
Cash	4,826	5,609
Other assets	2,312	2,638
Total Carrying Amount of Assets Securing Debt Outstanding	154,269	168,745
Assets and Liabilities of Consolidated Variable Interest Entities [Member] | ED Conduit Program [Member]
Securities Financing Transaction [Line Items]
Short-term borrowings	9,551	21,313
Total	9,551	21,313
Loans	9,645	21,445
Cash	410	621
Other assets	134	442
Total Carrying Amount of Assets Securing Debt Outstanding	10,189	22,508
Assets and Liabilities of Consolidated Variable Interest Entities [Member] | FFELP ABCP Facility [Member]
Securities Financing Transaction [Line Items]
Long-term borrowings	4,154	4,445
Total	4,154	4,445
Loans	4,405	4,834
Cash	77	86
Other assets	63	54
Total Carrying Amount of Assets Securing Debt Outstanding	4,545	4,974
Assets and Liabilities of Consolidated Variable Interest Entities [Member] | Private Education Loan ABCP Facility [Member]
Securities Financing Transaction [Line Items]
Long-term borrowings	1,070	1,992
Total	1,070	1,992
Loans	1,454	2,595
Cash	302	401
Other assets	33	76
Total Carrying Amount of Assets Securing Debt Outstanding	1,789	3,072
Assets and Liabilities of Consolidated Variable Interest Entities [Member] | FFELP Loan Securitizations [Member]
Securities Financing Transaction [Line Items]
Long-term borrowings	105,525	107,905
Total	105,525	107,905
Loans	107,009	109,257
Cash	3,652	3,783
Other assets	608	529
Total Carrying Amount of Assets Securing Debt Outstanding	111,269	113,569
Assets and Liabilities of Consolidated Variable Interest Entities [Member] | Private Education Loan Securitizations [Member]
Securities Financing Transaction [Line Items]
Long-term borrowings	19,656	19,297
Total	19,656	19,297
Loans	24,618	22,367
Cash	385	718
Other assets	545	582
Total Carrying Amount of Assets Securing Debt Outstanding	25,548	23,667
Assets and Liabilities of Consolidated Variable Interest Entities [Member] | Total Before Hedge Accounting Adjustments [Member]
Securities Financing Transaction [Line Items]
Short-term borrowings	9,551	21,313
Long-term borrowings	130,405	133,639
Total	139,956	154,952
Loans	147,131	160,498
Cash	4,826	5,609
Other assets	1,383	1,683
Total Carrying Amount of Assets Securing Debt Outstanding	153,340	167,790
Assets and Liabilities of Consolidated Variable Interest Entities [Member] | Hedge Accounting Adjustments [Member]
Securities Financing Transaction [Line Items]
Long-term borrowings	1,113	894
Total	1,113	894
Other assets	929	955
Total Carrying Amount of Assets Securing Debt Outstanding	$ 929	$ 955